Details to the consolidated cash flow statements (Details 5) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	May 30, 2024 USD ($)	May 30, 2024 EUR (€)	Apr. 11, 2024 EUR (€)
Statement [line items]
Net cash flows	$ (147)	$ (4,018)		$ (3,561)
MorphoSys AG
Statement [line items]
Total purchase consideration for business combinations					$ (2,500)	€ (2,300)	€ (2,600)
Acquisitions
Statement [line items]
Total purchase consideration for business combinations		(4,629)		(3,925)
Acquired cash and cash equivalents		242		226
Fair value of previously held equity interests				26
Contingent consideration payables, net	$ (147)	377		146
Payments, deferred consideration and other adjustments, net		(8)		$ (34)
Acquisitions | MorphoSys AG
Statement [line items]
Payments, deferred consideration and other adjustments, net		$ (58)	€ (53)